Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,377,664
Previously Paid Amount	1,986
Total Fee Amount	1,986
Net Fee	$ 0
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A